Trade and other payables - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of associates [line items]
Trade payables	$ 87,212	$ 79,942
TFG Marine Pte Ltd.
Disclosure of associates [line items]
Proportion of interest acquired in associates	0.05
Trade payables	$ 22,900